Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2040 Fund*

Shares	Description	Value (†)
Common Stocks — 51.5% of Net Assets
	Aerospace & Defense — 1.3%
297	AAR Corp.(a)	$15,878
14	Axon Enterprise, Inc.(a)	8,586
808	Boeing Co.(a)	148,058
166	General Electric Co.	33,456
52	L3Harris Technologies, Inc.	11,441
46	Lockheed Martin Corp.	21,976
122	Moog, Inc., Class A	20,404
17	Northrop Grumman Corp.	8,271
229	RTX Corp.	28,884
150	Woodward, Inc.	28,135
		325,089
	Air Freight & Logistics — 0.2%
366	Expeditors International of Washington, Inc.	40,227
41	FedEx Corp.	8,623
240	GXO Logistics, Inc.(a)	8,698
62	United Parcel Service, Inc., Class B	5,909
		63,457
	Automobile Components — 0.4%
973	BorgWarner, Inc.	27,614
788	Magna International, Inc.	27,391
1,764	Mobileye Global, Inc., Class A(a)	25,719
235	Visteon Corp.(a)	18,609
		99,333
	Automobiles — 1.3%
2,239	General Motors Co.	101,293
845	Tesla, Inc.(a)	238,425
115	Thor Industries, Inc.	8,328
		348,046
	Banks — 2.6%
504	Ameris Bancorp	29,534
835	Atlantic Union Bankshares Corp.	23,129
875	Banc of California, Inc.	11,795
2,724	Bank of America Corp.	108,633
1,688	Citigroup, Inc.	115,425
99	Citizens Financial Group, Inc.	3,652
289	East West Bancorp, Inc.	24,724
38	First Citizens BancShares, Inc., Class A	67,607
1,572	First Financial Bancorp	36,392
1,510	Fulton Financial Corp.	25,187
259	JPMorgan Chase & Co.	63,357
125	PNC Financial Services Group, Inc.	20,086
419	SouthState Corp.	36,361
178	Truist Financial Corp.	6,825
208	U.S. Bancorp	8,391
481	Webster Financial Corp.	22,751
884	Wells Fargo & Co.	62,773
		666,622
	Beverages — 1.2%
77	Boston Beer Co., Inc., Class A(a)	18,927
550	Coca-Cola Co.	39,902
201	Constellation Brands, Inc., Class A	37,696
1,747	Keurig Dr. Pepper, Inc.	60,429
1,983	Monster Beverage Corp.(a)	119,218
244	PepsiCo, Inc.	33,081
		309,253
	Biotechnology — 1.2%
168	AbbVie, Inc.	32,777
327	Alnylam Pharmaceuticals, Inc.(a)	86,079
36	Amgen, Inc.	10,473
Shares	Description	Value (†)
	Biotechnology — continued
250	BioMarin Pharmaceutical, Inc.(a)	$15,922
371	CRISPR Therapeutics AG(a)	14,347
233	Gilead Sciences, Inc.	24,824
248	Halozyme Therapeutics, Inc.(a)	15,232
98	Incyte Corp.(a)	6,141
141	Neurocrine Biosciences, Inc.(a)	15,184
113	Regeneron Pharmaceuticals, Inc.	67,660
43	United Therapeutics Corp.(a)	13,033
16	Vertex Pharmaceuticals, Inc.(a)	8,152
		309,824
	Broadline Retail — 1.6%
207	Alibaba Group Holding Ltd., ADR	24,722
2,017	Amazon.com, Inc.(a)	371,975
109	eBay, Inc.	7,429
115	Ollie's Bargain Outlet Holdings, Inc.(a)	12,203
		416,329
	Building Products — 0.6%
65	Carlisle Cos., Inc.	24,666
134	Carrier Global Corp.	8,380
795	Fortune Brands Innovations, Inc.	42,787
597	Masco Corp.	36,184
155	Owens Corning	22,539
161	Trex Co., Inc.(a)	9,309
		143,865
	Capital Markets — 3.1%
784	Bank of New York Mellon Corp.	63,042
38	BlackRock, Inc.	34,742
1,371	Carlyle Group, Inc.	52,976
61	Cboe Global Markets, Inc.	13,530
1,540	Charles Schwab Corp.	125,356
118	CME Group, Inc.	32,695
92	FactSet Research Systems, Inc.	39,764
33	Goldman Sachs Group, Inc.	18,069
633	Intercontinental Exchange, Inc.	106,325
406	Janus Henderson Group PLC	13,483
77	KKR & Co., Inc.	8,799
81	Morgan Stanley	9,349
75	MSCI, Inc.	40,883
801	Nasdaq, Inc.	61,044
47	Northern Trust Corp.	4,417
55	S&P Global, Inc.	27,503
565	SEI Investments Co.	44,234
836	State Street Corp.	73,652
299	Stifel Financial Corp.	25,621
44	T. Rowe Price Group, Inc.	3,896
		799,380
	Chemicals — 0.7%
44	Air Products & Chemicals, Inc.	11,928
262	Celanese Corp.	11,662
818	Corteva, Inc.	50,708
67	DuPont de Nemours, Inc.	4,421
85	Ecolab, Inc.	21,372
223	HB Fuller Co.	12,051
157	Innospec, Inc.	14,048
72	Linde PLC	32,633
187	Minerals Technologies, Inc.	9,647
26	Sherwin-Williams Co.	9,176
254	Stepan Co.	12,842
		190,488
	Commercial Services & Supplies — 0.2%
112	MSA Safety, Inc.	17,631

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
248	RB Global, Inc.	$24,974
36	Waste Management, Inc.	8,401
		51,006
	Communications Equipment — 0.2%
64	Arista Networks, Inc.(a)	5,265
206	Ciena Corp.(a)	13,835
75	F5, Inc.(a)	19,856
		38,956
	Construction & Engineering — 0.3%
199	AECOM	19,631
52	Comfort Systems USA, Inc.	20,673
54	EMCOR Group, Inc.	21,638
35	Quanta Services, Inc.	10,244
		72,186
	Construction Materials — 0.1%
27	Martin Marietta Materials, Inc.	14,147
66	Vulcan Materials Co.	17,314
		31,461
	Consumer Finance — 0.7%
2,501	Ally Financial, Inc.	81,682
49	American Express Co.	13,054
453	Capital One Financial Corp.	81,658
		176,394
	Consumer Staples Distribution & Retail — 0.7%
222	BJ's Wholesale Club Holdings, Inc.(a)	26,098
51	Casey's General Stores, Inc.	23,592
27	Costco Wholesale Corp.	26,851
474	Kroger Co.	34,228
165	Sprouts Farmers Market, Inc.(a)	28,215
44	Target Corp.	4,255
468	Walmart, Inc.	45,513
		188,752
	Containers & Packaging — 0.1%
226	Crown Holdings, Inc.	21,771
364	Sonoco Products Co.	14,924
		36,695
	Distributors — 0.1%
311	Genuine Parts Co.	36,558
	Diversified Consumer Services — 0.2%
39	Duolingo, Inc.(a)	15,190
103	Grand Canyon Education, Inc.(a)	18,372
273	Service Corp. International	21,813
		55,375
	Diversified REITs — 0.0%
662	American Assets Trust, Inc.	12,399
	Diversified Telecommunication Services — 0.4%
1,693	AT&T, Inc.	46,896
383	Iridium Communications, Inc.	9,242
853	Verizon Communications, Inc.	37,583
		93,721
	Electric Utilities — 0.4%
162	Alliant Energy Corp.	9,888
221	Eversource Energy	13,145
166	Exelon Corp.	7,785
378	FirstEnergy Corp.	16,209
151	IDACORP, Inc.	17,832
783	PPL Corp.	28,580
142	Xcel Energy, Inc.	10,039
		103,478
Shares	Description	Value (†)
	Electrical Equipment — 0.3%
54	Eaton Corp. PLC	$15,896
179	Emerson Electric Co.	18,815
33	GE Vernova, Inc.	12,237
344	nVent Electric PLC	18,889
123	Regal Rexnord Corp.	13,018
		78,855
	Electronic Equipment, Instruments & Components — 0.8%
172	Advanced Energy Industries, Inc.	16,754
134	Amphenol Corp., Class A	10,311
359	Avnet, Inc.	16,869
292	Cognex Corp.	7,972
200	Coherent Corp.(a)	12,864
63	Fabrinet(a)	12,919
503	Flex Ltd.(a)	17,273
913	Knowles Corp.(a)	14,371
57	Littelfuse, Inc.	10,392
441	TE Connectivity PLC	64,554
19	Teledyne Technologies, Inc.(a)	8,854
19	Zebra Technologies Corp., Class A(a)	4,756
		197,889
	Energy Equipment & Services — 0.1%
764	ChampionX Corp.	18,435
1,046	NOV, Inc.	12,144
227	Schlumberger NV	7,548
		38,127
	Entertainment — 1.6%
45	Electronic Arts, Inc.	6,529
74	Live Nation Entertainment, Inc.(a)	9,801
227	Netflix, Inc.(a)	256,900
43	Take-Two Interactive Software, Inc.(a)	10,033
1,081	Walt Disney Co.	98,317
4,686	Warner Bros. Discovery, Inc.(a)	40,628
		422,208
	Financial Services — 1.9%
436	Block, Inc.(a)	25,493
1,143	Corebridge Financial, Inc.	33,867
690	Equitable Holdings, Inc.	34,121
266	Fiserv, Inc.(a)	49,096
603	Global Payments, Inc.	46,015
33	Jack Henry & Associates, Inc.	5,723
32	Mastercard, Inc., Class A	17,538
1,225	MGIC Investment Corp.	30,515
491	PayPal Holdings, Inc.(a)	32,327
553	Visa, Inc., Class A	191,061
262	Voya Financial, Inc.	15,510
78	WEX, Inc.(a)	10,169
		491,435
	Food Products — 0.5%
2,254	B&G Foods, Inc.	15,530
442	General Mills, Inc.	25,079
46	Hershey Co.	7,691
149	Ingredion, Inc.	19,790
132	Kellanova	10,926
612	Kraft Heinz Co.	17,809
126	McCormick & Co., Inc.	9,659
334	Mondelez International, Inc., Class A	22,755
		129,239
	Gas Utilities — 0.2%
110	Atmos Energy Corp.	17,669

Shares	Description	Value (†)
	Gas Utilities — continued
412	New Jersey Resources Corp.	$20,163
254	ONE Gas, Inc.	19,942
		57,774
	Ground Transportation — 0.3%
465	CSX Corp.	13,053
27	Norfolk Southern Corp.	6,049
108	Ryder System, Inc.	14,868
33	Saia, Inc.(a)	8,052
98	Uber Technologies, Inc.(a)	7,939
88	Union Pacific Corp.	18,978
135	XPO, Inc.(a)	14,326
		83,265
	Health Care Equipment & Supplies — 1.1%
18	Align Technology, Inc.(a)	3,119
951	Baxter International, Inc.	29,642
81	Becton Dickinson & Co.	16,774
83	Edwards Lifesciences Corp.(a)	6,266
730	GE HealthCare Technologies, Inc.	51,341
152	Glaukos Corp.(a)	14,326
135	Hologic, Inc.(a)	7,857
128	Intuitive Surgical, Inc.(a)	66,022
186	Merit Medical Systems, Inc.(a)	17,568
58	Penumbra, Inc.(a)	16,985
27	ResMed, Inc.	6,388
51	STERIS PLC	11,462
77	Stryker Corp.	28,792
62	Zimmer Biomet Holdings, Inc.	6,389
		282,931
	Health Care Providers & Services — 1.4%
107	Cardinal Health, Inc.	15,118
1,363	Centene Corp.(a)	81,575
38	Chemed Corp.	22,097
65	Cigna Group	22,103
555	CVS Health Corp.	37,024
191	Elevance Health, Inc.	80,331
21	HCA Healthcare, Inc.	7,247
201	HealthEquity, Inc.(a)	17,230
15	Humana, Inc.	3,934
31	Labcorp Holdings, Inc.	7,471
22	McKesson Corp.	15,681
609	Option Care Health, Inc.(a)	19,677
114	UnitedHealth Group, Inc.	46,904
		376,392
	Health Care REITs — 0.1%
212	Welltower, Inc.	32,349
	Health Care Technology — 0.6%
1,628	Doximity, Inc., Class A(a)	92,601
281	Veeva Systems, Inc., Class A(a)	65,667
		158,268
	Hotel & Resort REITs — 0.0%
240	Host Hotels & Resorts, Inc.	3,389
	Hotels, Restaurants & Leisure — 1.2%
595	Airbnb, Inc., Class A(a)	72,542
447	Aramark	14,943
3	Booking Holdings, Inc.	15,298
200	Chipotle Mexican Grill, Inc.(a)	10,104
49	DoorDash, Inc., Class A(a)	9,451
168	Marriott Vacations Worldwide Corp.	9,208
111	McDonald's Corp.	35,481
755	Starbucks Corp.	60,438
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
372	Travel & Leisure Co.	$16,342
47	Wingstop, Inc.	12,403
612	Yum China Holdings, Inc.	26,506
193	Yum! Brands, Inc.	29,035
		311,751
	Household Durables — 0.3%
372	KB Home	20,099
220	Meritage Homes Corp.	14,991
382	Taylor Morrison Home Corp.(a)	21,908
242	Toll Brothers, Inc.	24,410
		81,408
	Household Products — 0.5%
208	Church & Dwight Co., Inc.	20,663
82	Colgate-Palmolive Co.	7,559
548	Energizer Holdings, Inc.	14,818
468	Procter & Gamble Co.	76,083
		119,123
	Independent Power & Renewable Electricity Producers — 0.1%
522	AES Corp.	5,220
416	Clearway Energy, Inc., Class A	11,378
		16,598
	Industrial Conglomerates — 0.1%
57	3M Co.	7,918
67	Honeywell International, Inc.	14,103
		22,021
	Industrial REITs — 0.1%
101	Prologis, Inc.	10,322
514	Rexford Industrial Realty, Inc.	17,014
		27,336
	Insurance — 1.6%
46	Allstate Corp.	9,126
950	American International Group, Inc.	77,444
93	Arch Capital Group Ltd.	8,433
89	Arthur J Gallagher & Co.	28,541
275	Assured Guaranty Ltd.	24,126
44	Chubb Ltd.	12,588
262	First American Financial Corp.	15,932
160	Hanover Insurance Group, Inc.	26,576
147	Hartford Insurance Group, Inc.	18,033
67	Marsh & McLennan Cos., Inc.	15,107
75	Prudential Financial, Inc.	7,703
343	Reinsurance Group of America, Inc.	64,247
227	Selective Insurance Group, Inc.	19,801
76	Travelers Cos., Inc.	20,074
260	Willis Towers Watson PLC	80,028
		427,759
	Interactive Media & Services — 2.4%
982	Alphabet, Inc., Class A	155,942
1,411	Alphabet, Inc., Class C	227,016
421	Meta Platforms, Inc., Class A	231,129
432	Yelp, Inc.(a)	15,154
		629,241
	IT Services — 0.5%
90	Accenture PLC, Class A	26,923
217	Cognizant Technology Solutions Corp., Class A	15,965
62	International Business Machines Corp.	14,993
411	Kyndryl Holdings, Inc.(a)	13,325
719	Shopify, Inc., Class A(a)	68,305
		139,511

Shares	Description	Value (†)
	Leisure Products — 0.0%
794	Mattel, Inc.(a)	$12,617
	Life Sciences Tools & Services — 0.6%
49	Agilent Technologies, Inc.	5,272
1,024	Avantor, Inc.(a)	13,302
41	Bio-Techne Corp.	2,064
16	Charles River Laboratories International, Inc.(a)	1,898
65	Danaher Corp.	12,956
431	Illumina, Inc.(a)	33,446
431	IQVIA Holdings, Inc.(a)	66,835
83	Repligen Corp.(a)	11,453
9	West Pharmaceutical Services, Inc.	1,902
		149,128
	Machinery — 1.1%
115	AGCO Corp.	9,756
248	Deere & Co.	114,963
88	Dover Corp.	15,017
134	Fortive Corp.	9,339
366	Graco, Inc.	29,869
30	Illinois Tool Works, Inc.	7,197
256	ITT, Inc.	35,077
152	Oshkosh Corp.	12,732
141	SPX Technologies, Inc.(a)	18,915
255	Terex Corp.	8,976
162	Toro Co.	11,061
		272,902
	Media — 0.8%
190	Charter Communications, Inc., Class A(a)	74,453
1,727	Comcast Corp., Class A	59,063
395	Fox Corp., Class B	18,265
475	Interpublic Group of Cos., Inc.	11,932
294	Liberty Broadband Corp., Class C(a)	26,575
198	Omnicom Group, Inc.	15,080
		205,368
	Metals & Mining — 0.3%
343	Alcoa Corp.	8,414
88	Carpenter Technology Corp.	17,214
86	Freeport-McMoRan, Inc.	3,098
154	Newmont Corp.	8,113
80	Reliance, Inc.	23,058
321	U.S. Steel Corp.	14,031
		73,928
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,253	Annaly Capital Management, Inc.	24,559
	Multi-Utilities — 0.1%
172	Consolidated Edison, Inc.	19,393
65	DTE Energy Co.	8,905
43	WEC Energy Group, Inc.	4,709
		33,007
	Office REITs — 0.3%
926	COPT Defense Properties	24,178
887	Easterly Government Properties, Inc.	17,891
786	Highwoods Properties, Inc.	22,354
410	Kilroy Realty Corp.	12,919
		77,342
	Oil, Gas & Consumable Fuels — 2.2%
463	Antero Resources Corp.(a)	16,126
2,114	APA Corp.	32,852
274	Chevron Corp.	37,280
579	CNX Resources Corp.(a)	17,040
1,054	ConocoPhillips	93,932
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
224	Devon Energy Corp.	$6,812
36	Diamondback Energy, Inc.	4,752
508	EOG Resources, Inc.	56,048
625	Exxon Mobil Corp.	66,019
52	Hess Corp.	6,711
779	Kinder Morgan, Inc.	20,488
365	Marathon Petroleum Corp.	50,155
141	ONEOK, Inc.	11,585
393	Ovintiv, Inc.	13,197
875	Phillips 66	91,052
435	Range Resources Corp.	14,759
56	Valero Energy Corp.	6,501
274	Williams Cos., Inc.	16,048
		561,357
	Passenger Airlines — 0.3%
1,297	American Airlines Group, Inc.(a)	12,905
1,461	Delta Air Lines, Inc.	60,822
		73,727
	Personal Care Products — 0.2%
67	Estee Lauder Cos., Inc., Class A	4,017
2,202	Kenvue, Inc.	51,967
		55,984
	Pharmaceuticals — 1.5%
377	Bristol-Myers Squibb Co.	18,925
41	Eli Lilly & Co.	36,857
108	Jazz Pharmaceuticals PLC(a)	12,632
444	Johnson & Johnson	69,402
1,221	Merck & Co., Inc.	104,029
230	Novartis AG, ADR	26,103
733	Novo Nordisk AS, ADR	48,708
898	Pfizer, Inc.	21,920
694	Roche Holding AG, ADR	28,294
105	Zoetis, Inc.	16,422
		383,292
	Professional Services — 0.6%
32	Automatic Data Processing, Inc.	9,619
287	Equifax, Inc.	74,657
252	Exponent, Inc.	19,828
209	Korn Ferry	12,895
70	Leidos Holdings, Inc.	10,303
39	Paychex, Inc.	5,738
83	Paylocity Holding Corp.(a)	15,944
		148,984
	Real Estate Management & Development — 0.3%
444	CBRE Group, Inc., Class A(a)	54,248
41	CoStar Group, Inc.(a)	3,041
104	Jones Lang LaSalle, Inc.(a)	23,651
		80,940
	Residential REITs — 0.0%
51	AvalonBay Communities, Inc.	10,709
	Retail REITs — 0.1%
1,513	Brixmor Property Group, Inc.	37,689
	Semiconductors & Semiconductor Equipment — 2.9%
224	Advanced Micro Devices, Inc.(a)	21,806
114	Analog Devices, Inc.	22,221
94	Applied Materials, Inc.	14,167
589	ARM Holdings PLC, ADR(a)	67,176
229	Broadcom, Inc.	44,076
370	Entegris, Inc.	29,274
618	Intel Corp.	12,422

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
109	Lam Research Corp.	$7,812
219	Lattice Semiconductor Corp.(a)	10,716
51	Microchip Technology, Inc.	2,350
162	Micron Technology, Inc.	12,466
226	MKS Instruments, Inc.	15,852
3,587	NVIDIA Corp.	390,696
44	ON Semiconductor Corp.(a)	1,747
86	Onto Innovation, Inc.(a)	10,489
416	QUALCOMM, Inc.	61,759
82	Silicon Laboratories, Inc.(a)	8,344
129	Texas Instruments, Inc.	20,646
		754,019
	Software — 3.9%
48	Adobe, Inc.(a)	17,999
20	ANSYS, Inc.(a)	6,438
357	Autodesk, Inc.(a)	97,907
45	Cadence Design Systems, Inc.(a)	13,398
228	Docusign, Inc.(a)	18,639
442	Dynatrace, Inc.(a)	20,761
169	Guidewire Software, Inc.(a)	34,606
18	Intuit, Inc.	11,294
98	Manhattan Associates, Inc.(a)	17,384
871	Microsoft Corp.	344,272
1,094	Oracle Corp.	153,948
48	Palo Alto Networks, Inc.(a)	8,973
54	PTC, Inc.(a)	8,368
85	Qualys, Inc.(a)	10,685
51	Roper Technologies, Inc.	28,564
374	Salesforce, Inc.	100,498
22	ServiceNow, Inc.(a)	21,010
72	SPS Commerce, Inc.(a)	10,333
18	Synopsys, Inc.(a)	8,262
24	Tyler Technologies, Inc.(a)	13,039
229	Workday, Inc., Class A(a)	56,105
		1,002,483
	Specialized REITs — 0.1%
42	American Tower Corp.	9,467
52	Crown Castle, Inc.	5,500
31	Digital Realty Trust, Inc.	4,977
10	Equinix, Inc.	8,607
		28,551
	Specialty Retail — 0.7%
50	Asbury Automotive Group, Inc.(a)	10,907
87	Burlington Stores, Inc.(a)	19,579
77	Dick's Sporting Goods, Inc.	14,456
158	Floor & Decor Holdings, Inc., Class A(a)	11,288
326	GameStop Corp., Class A(a)	9,082
103	Home Depot, Inc.	37,130
49	Lithia Motors, Inc.	14,345
61	Lowe's Cos., Inc.	13,637
10	O'Reilly Automotive, Inc.(a)	14,152
57	Ross Stores, Inc.	7,923
256	TJX Cos., Inc.	32,942
		185,441
	Technology Hardware, Storage & Peripherals — 1.2%
1,352	Apple, Inc.	287,300
296	Hewlett Packard Enterprise Co.	4,801
180	HP, Inc.	4,603
76	NetApp, Inc.	6,821
		303,525
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.4%
96	Crocs, Inc.(a)	$9,256
8	Lululemon Athletica, Inc.(a)	2,166
930	NIKE, Inc., Class B	52,452
139	PVH Corp.	9,588
37	Ralph Lauren Corp.	8,323
2,283	Under Armour, Inc., Class A(a)	13,059
519	VF Corp.	6,166
		101,010
	Trading Companies & Distributors — 0.2%
356	Core & Main, Inc., Class A(a)	18,754
56	Watsco, Inc.	25,751
		44,505
	Water Utilities — 0.2%
487	American States Water Co.	39,501
40	American Water Works Co., Inc.	5,880
		45,381
	Wireless Telecommunication Services — 0.1%
440	Telephone & Data Systems, Inc.	16,496
	Total Common Stocks (Identified Cost $12,243,683)	13,378,480

Principal Amount
Bonds and Notes — 9.7%
	Apartment REITs — 0.0%
$14,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,949
	Automotive — 0.3%
27,000	Cummins, Inc., 5.150%, 2/20/2034	27,393
24,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	23,778
7,000	Lear Corp., 4.250%, 5/15/2029	6,811
15,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	13,557
		71,539
	Banking — 0.9%
14,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	13,535
27,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	23,737
25,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	24,172
22,000	Citigroup, Inc., 4.600%, 3/09/2026	21,990
13,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	13,024
26,000	KeyCorp, MTN, 2.550%, 10/01/2029	23,585
18,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	19,363
14,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	13,693
14,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	13,516
12,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	11,910
27,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	26,450
22,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	22,015
15,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	12,929
		239,919

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$24,000	BlackRock, Inc., 2.400%, 4/30/2030	$21,964
24,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	15,465
		37,429
	Building Materials — 0.1%
14,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	12,943
24,000	Owens Corning, 3.950%, 8/15/2029	23,360
		36,303
	Chemicals — 0.1%
27,000	Ecolab, Inc., 2.125%, 2/01/2032	23,026
7,000	LYB International Finance BV, 5.250%, 7/15/2043	6,080
		29,106
	Consumer Products — 0.1%
25,000	Kenvue, Inc., 5.050%, 3/22/2053	23,207
9,000	Procter & Gamble Co., 3.000%, 3/25/2030	8,593
		31,800
	Diversified Manufacturing — 0.1%
26,000	Eaton Corp., 4.150%, 3/15/2033	24,972
14,000	Emerson Electric Co., 2.000%, 12/21/2028	12,982
		37,954
	Electric — 0.2%
15,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	14,124
14,000	Exelon Corp., 4.050%, 4/15/2030	13,631
24,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	21,367
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	10,670
7,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	5,092
		64,884
	Environmental — 0.1%
16,000	Republic Services, Inc., 1.450%, 2/15/2031	13,463
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,395
		17,858
	Finance Companies — 0.1%
16,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	15,120
	Food & Beverage — 0.4%
16,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	14,322
24,000	Coca-Cola Co., 1.450%, 6/01/2027	22,846
21,000	Kellanova, 4.300%, 5/15/2028	21,050
16,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	14,988
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	11,952
23,000	PepsiCo, Inc., 2.750%, 3/19/2030	21,500
		106,658
	Government Owned - No Guarantee — 0.2%
21,000	Equinor ASA, 3.625%, 4/06/2040	17,103
38,000	Federal National Mortgage Association, 6.625%, 11/15/2030	43,145
		60,248
	Health Care REITs — 0.1%
23,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	22,768
14,000	Welltower OP LLC, 2.800%, 6/01/2031	12,603
		35,371
	Health Insurance — 0.2%
23,000	Elevance Health, Inc., 4.101%, 3/01/2028	22,868
18,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	18,759
		41,627
	Healthcare — 0.2%
13,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	12,968
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,970
Principal Amount	Description	Value (†)
	Healthcare — continued
$14,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$13,757
14,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	12,958
		43,653
	Home Construction — 0.1%
22,000	NVR, Inc., 3.000%, 5/15/2030	20,252
	Integrated Energy — 0.1%
17,000	Shell International Finance BV, 6.375%, 12/15/2038	18,661
	Life Insurance — 0.2%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,298
21,000	Manulife Financial Corp., 3.703%, 3/16/2032	19,579
14,000	MetLife, Inc., 5.375%, 7/15/2033	14,431
16,000	Prudential Financial, Inc., 3.935%, 12/07/2049	12,025
		52,333
	Media Entertainment — 0.1%
22,000	Netflix, Inc., 4.900%, 8/15/2034	22,185
	Metals & Mining — 0.1%
15,000	Nucor Corp., 3.125%, 4/01/2032	13,457
	Midstream — 0.1%
20,000	Enbridge, Inc., 5.625%, 4/05/2034	20,233
	Mortgage Related — 2.5%
61,405	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	48,760
4,971	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	4,161
24,893	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	20,743
7,066	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	5,866
19,418	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	16,133
10,226	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	8,496
244	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	213
9,311	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	8,103
14,852	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	12,905
18,534	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	16,102
11,059	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	9,608
21,662	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	18,814
26,801	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	23,275
21,444	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	19,385
14,278	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	12,898
18,379	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	16,612
1,688	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,576
5,166	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	4,821
14,575	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	13,953
15,611	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	15,303
1,375	Federal National Mortgage Association, 2.000%, 9/01/2050	1,101
4,682	Federal National Mortgage Association, 2.000%, 7/01/2051	3,733
36,157	Federal National Mortgage Association, 2.000%, 8/01/2051	28,816
2,414	Federal National Mortgage Association, 2.000%, 10/01/2051	1,918
17,238	Federal National Mortgage Association, 2.000%, 4/01/2052	13,702
1,172	Federal National Mortgage Association, 2.500%, 8/01/2050	981
7,473	Federal National Mortgage Association, 2.500%, 2/01/2051	6,218
8,749	Federal National Mortgage Association, 2.500%, 8/01/2051	7,286
4,472	Federal National Mortgage Association, 2.500%, 9/01/2051	3,726

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$38,884	Federal National Mortgage Association, 2.500%, 2/01/2052	$32,437
29,227	Federal National Mortgage Association, 2.500%, 4/01/2052	24,284
751	Federal National Mortgage Association, 3.000%, 4/01/2034	729
1,787	Federal National Mortgage Association, 3.000%, 12/01/2049	1,562
2,015	Federal National Mortgage Association, 3.000%, 5/01/2050	1,761
9,182	Federal National Mortgage Association, 3.000%, 5/01/2051	7,995
9,840	Federal National Mortgage Association, 3.000%, 4/01/2052	8,561
25,123	Federal National Mortgage Association, 3.000%, 7/01/2052	21,814
259	Federal National Mortgage Association, 3.500%, 4/01/2049	236
1,334	Federal National Mortgage Association, 3.500%, 6/01/2049	1,214
458	Federal National Mortgage Association, 3.500%, 8/01/2049	417
6,315	Federal National Mortgage Association, 3.500%, 4/01/2052	5,709
42,528	Federal National Mortgage Association, 3.500%, 5/01/2052	38,446
102	Federal National Mortgage Association, 4.000%, 6/01/2049	96
328	Federal National Mortgage Association, 4.000%, 3/01/2050	308
6,793	Federal National Mortgage Association, 4.000%, 8/01/2052	6,343
25,443	Federal National Mortgage Association, 4.000%, 9/01/2052	23,755
16,318	Federal National Mortgage Association, 4.000%, 5/01/2053	15,221
376	Federal National Mortgage Association, 4.500%, 5/01/2049	366
97	Federal National Mortgage Association, 4.500%, 6/01/2049	94
8,783	Federal National Mortgage Association, 4.500%, 2/01/2053	8,416
4,427	Federal National Mortgage Association, 4.500%, 4/01/2053	4,242
18,284	Federal National Mortgage Association, 4.500%, 8/01/2053	17,493
19,297	Government National Mortgage Association, 3.000%, 6/20/2052	17,086
9,168	Government National Mortgage Association, 4.000%, 8/20/2053	8,562
9,863	Government National Mortgage Association, 5.000%, 7/20/2053	9,690
41,804	Government National Mortgage Association, 5.500%, 4/20/2053	41,918
		643,963
	Office REITs — 0.0%
13,000	Boston Properties LP, 2.750%, 10/01/2026	12,604
	Oil Field Services — 0.1%
14,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	13,709
13,000	Schlumberger Investment SA, 4.850%, 5/15/2033	12,499
		26,208
Principal Amount	Description	Value (†)
	Other REITs — 0.1%
$16,000	Prologis LP, 1.250%, 10/15/2030	$13,582
	Pharmaceuticals — 0.3%
33,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	29,261
13,000	Biogen, Inc., 2.250%, 5/01/2030	11,561
13,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	12,579
12,000	Merck & Co., Inc., 1.450%, 6/24/2030	10,428
8,000	Viatris, Inc., 3.850%, 6/22/2040	5,610
		69,439
	Property & Casualty Insurance — 0.1%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,435
17,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	15,116
		21,551
	Railroads — 0.2%
25,000	CSX Corp., 2.600%, 11/01/2026	24,371
40,000	Union Pacific Corp., 2.950%, 3/10/2052	25,270
		49,641
	Restaurants — 0.1%
23,000	Starbucks Corp., 2.250%, 3/12/2030	20,642
	Retail REITs — 0.1%
9,000	Realty Income Corp., 2.700%, 2/15/2032	7,778
7,000	Realty Income Corp., 3.400%, 1/15/2028	6,829
		14,607
	Retailers — 0.3%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,714
30,000	Home Depot, Inc., 1.375%, 3/15/2031	25,193
29,000	TJX Cos., Inc., 1.150%, 5/15/2028	26,629
10,000	Walmart, Inc., 4.100%, 4/15/2033	9,754
		73,290
	Technology — 0.6%
23,000	Adobe, Inc., 2.300%, 2/01/2030	21,166
10,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	9,577
14,000	Intel Corp., 2.450%, 11/15/2029	12,608
24,000	International Business Machines Corp., 4.000%, 6/20/2042	19,569
15,000	NVIDIA Corp., 2.850%, 4/01/2030	14,176
17,000	Oracle Corp., 2.950%, 5/15/2025	16,988
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	19,689
15,000	QUALCOMM, Inc., 4.500%, 5/20/2052	12,419
23,000	Salesforce, Inc., 1.500%, 7/15/2028	21,294
13,000	Texas Instruments, Inc., 4.900%, 3/14/2033	13,167
		160,653
	Treasuries — 1.2%
38,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	18,485
29,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	21,236
22,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	15,347
58,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	43,144
38,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	28,524
43,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	32,003
93,000	U.S. Treasury Notes, 0.375%, 11/30/2025	91,016
42,000	U.S. Treasury Notes, 3.125%, 8/31/2027	41,560
18,000	U.S. Treasury Notes, 4.625%, 2/15/2035	18,675
		309,990
	Utility Other — 0.0%
13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,998
	Wireless — 0.1%
21,000	Vodafone Group PLC, 6.150%, 2/27/2037	22,205

Principal Amount	Description	Value (†)
	Wirelines — 0.1%
$11,000	AT&T, Inc., 3.650%, 6/01/2051	$7,696
34,000	Verizon Communications, Inc., 2.650%, 11/20/2040	23,901
		31,597
	Total Bonds and Notes (Identified Cost $2,579,972)	2,509,509

Shares
Exchange-Traded Funds — 6.9%
21,219	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,647,583)	1,796,825

Mutual Funds — 10.8%
67,835	WCM Focused Emerging Markets Fund, Institutional Class	1,016,167
75,133	WCM Focused International Growth Fund, Institutional Class	1,803,937
	Total Mutual Funds (Identified Cost $2,920,190)	2,820,104

Affiliated Mutual Funds — 18.6%
101,611	Loomis Sayles Inflation Protected Securities Fund, Class N	991,723
77,981	Loomis Sayles Limited Term Government and Agency Fund, Class N	853,115
134,824	Mirova Global Green Bond Fund, Class N	1,171,623
139,001	Mirova International Megatrends Fund, Class N	1,807,008
	Total Affiliated Mutual Funds (Identified Cost $4,945,063)	4,823,469

Principal Amount	Description	Value (†)
Short-Term Investments — 3.1%
$802,288	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $802,344 on 5/01/2025 collateralized by $157,300 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $209,118; $597,700 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $610,087 including accrued interest(c) (Identified Cost $802,288)	$802,288
	Total Investments — 100.6% (Identified Cost $25,138,779)	26,130,675
	Other assets less liabilities — (0.6)%	(148,974)
	Net Assets — 100.0%	$25,981,701

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2040 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $23,270 or
0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$1,112,244	$18,263	$158,685	$4,277	$15,624	$991,723	101,611	$8,985
Loomis Sayles Limited Term Government and Agency Fund, Class N	957,588	15,632	132,544	2,400	10,039	853,115	77,981	8,556

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$1,315,063	$5,577	$160,824	$7,057	$4,750	$1,171,623	134,824	$ —
Mirova International Megatrends Fund, Class N	1,958,006	28,024	252,358	37,723	35,613	1,807,008	139,001	—
	$5,342,901	$67,496	$704,411	$51,457	$66,026	$4,823,469	453,417	$17,541

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,378,480	$ —	$ —	$13,378,480
Bonds and Notes(a)	—	2,509,509	—	2,509,509
Exchange-Traded Funds	1,796,825	—	—	1,796,825
Mutual Funds	2,820,104	—	—	2,820,104
Affiliated Mutual Funds	4,823,469	—	—	4,823,469
Short-Term Investments	—	802,288	—	802,288
Total Investments	$22,818,878	$3,311,797	$—	$26,130,675

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Equity	76.2%
Fixed Income	21.3
Short-Term Investments	3.1
Total Investments	100.6
Other assets less liabilities	(0.6)
Net Assets	100.0%